UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marine Del Rey, California 90292
(Address of principal executive offices)        (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report 2019
For the fiscal period from October 1, 2018 through March 31, 2019
(Unaudited)

Aspiration Flagship Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Flagship Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Aspiration Flagship Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Flagship Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Flagship Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/flagship/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

For More Information on the Aspiration Flagship Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of March 31, 2019
	Shares	Value (Note 1)

COMMON STOCKS - 2.25%
Industrials - 1.32%
* Trex Co., Inc.	3,176	$195,387

Materials - 0.93%
* Livent Corp.	11,179	137,278

Total Common Stocks (Cost $325,929)		332,665

EXCHANGE-TRADED PRODUCTS - 38.93%
Event Driven - 10.95%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	28,088	844,606
* IQ Merger Arbitrage ETF	24,163	771,525
		1,616,131
Global Macro - 15.22%
First Trust Senior Loan ETF	12,109	570,334
Reality Shares DIVS ETF	39,797	1,042,693
VanEck Vectors Investment Grade Floating Rate ETF	25,165	633,403
		2,246,430
Long/Short Equity - 5.45%
WisdomTree Dynamic Long/Short U.S. Equity Fund	27,412	804,542

Options Strategy - 4.21%
Global X S&P 500 Covered Call ETF	7,316	349,449
Invesco S&P 500 BuyWrite ETF	12,951	272,360
		621,809
Unconstrained Bond - 3.10%
iShares TIPS Bond ETF	1,697	191,880
Schwab US TIPS ETF	4,845	266,475
		458,355

Total Exchange-Traded Products (Cost $5,770,538)		5,747,267

OPEN-END FUNDS - 53.47%
Event Driven - 3.48%
Gabelli Enterprise Mergers and Acquisitions Fund	21,957	332,425
The Merger Fund	10,931	182,000
		514,425
Global Macro - 19.07%
FPA New Income, Inc.	6,346	62,888
Goldman Sachs Absolute Return Tracker Fund	61,641	589,902
Guggenheim Macro Opportunities Fund	16,839	437,307
Litman Gregory Masters Alternative Strategies Fund	90,753	1,040,025
Oppenheimer Fundamental Alternatives Fund	20,295	550,617
PIMCO Dynamic Bond Fund	12,427	134,338
		2,815,077

		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019
	Shares	Value (Note 1)

OPEN-END FUNDS - CONTINUED
Long/Short Equity - 6.34%
Boston Partners Global Long/Short Fund	31,292	$335,761
Hancock Horizon Quantitative Long/Short Fund	34,058	600,107
		935,868
Managed Futures - 11.22%
* 361 Managed Futures Fund	52,615	604,550
Equinox Chesapeake Strategy Fund	26,097	286,287
* Equinox MutualHedge Futures Strategy Fund	24,661	206,412
Goldman Sachs Managed Futures Strategy Fund	54,119	559,595
		1,656,844
Options Strategy - 9.35%
AllianzGI Structured Return Fund	24,704	392,054
Gateway Fund	13,806	456,848
Glenmede Secured Options Portfolio	44,068	531,454
		1,380,356
Unconstrained Bond - 4.01%
Barings Active Short Duration Bond Fund	20,309	201,198
BlackRock Strategic Income Opportunities Portfolio	40,083	390,808
		592,006

Total Open-End Funds (Cost $7,950,015)		7,894,576

LIMITED PARTNERSHIP - 3.49%
Energy - 3.49%
Enviva Partners LP	15,969	515,000

Total Limited Partnership (Cost $386,792)		515,000

Total Value of Investments (Cost $14,433,274) - 98.14%		$14,489,508

Other Assets Less Liabilities - 1.86%		274,942

NET ASSETS - 100.00%		$14,764,450

* Non-income producing investment

The following acronyms or abbreviations are also used in this portfolio:
LP - Limited Partnership
ETF - Exchange-Traded Fund

		(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2019

Summary of Investments
	% of Net
	Assets	Value
Common Stocks	2.25%	$332,665
Exchange-Traded Products	38.93%	5,747,267
Open-End Funds	53.47%	7,894,576
Limited Partnership	3.49%	515,000
Other Assets Less Liabilities	1.86%	274,942
Total Net Assets	100.00%	$14,764,450

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2019

Assets:
Investments, at value (cost $14,433,274)	$14,489,508
Receivables:
From Advisor	200,515
Investments sold	144,545
Fund shares sold	60,617
Dividends	276
Prepaid expenses:
Registration and filing expenses	20,492
Professional fees	14,836
Fund accounting fees	2,442
Transfer agent fees	1,041
Trustee fees and meeting expenses	126
Administration fees	93
Security pricing fees	11

Total Assets	14,934,502

Liabilities:
Payables:
Due to custodian	137,503
Fund shares repurchased	19,702
Accrued expenses:
Custody fees	5,481
Insurance fees	3,290
Distribution and service fees - Investor Class Shares	3,169
Shareholder fulfillment fees	618
Miscellaneous expenses	168
Compliance fees	121

Total Liabilities	170,052

Net Assets	$14,764,450

Net Assets Consist of:
Paid in capital	$14,770,463
Accumulated deficit	(6,013)

Total Net Assets	$14,764,450
Shares Outstanding, no par value (unlimited authorized shares)	1,460,064
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.11

See Notes to Financial Statements

Aspiration Flagship Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2019

Investment Income:
Dividends	$185,682

Total Investment Income	185,682

Expenses:
Transfer Agent fees (Note 2)	81,150
Professional fees	27,123
Registration and filing expenses	24,160
Custody fees (Note 2)	20,465
Distribution and service fees - Investor Class Shares (Note 3)	18,483
Fund accounting fees (Note 2)	14,054
Compliance fees (Note 2)	13,808
Administration fees (Note 2)	11,908
Trustee fees and meeting expenses (Note 2)	9,061
Insurance fees	6,268
Shareholder fulfillment fees	4,871
Miscellaneous expenses	2,219
Securities pricing fees	2,072

Total Expenses	235,642

Expenses reimbursed by Advisor (Note 2)	(198,677)

Net Expenses	36,965

Net Investment Income	148,717

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Sale of underlying funds	(169,906)
Capital gain distributions from underlying funds	78,323
Total net realized loss	(91,583)

Net change in unrealized depreciation on investments	(412,161)

Net Realized and Unrealized Loss on Investments	(503,744)

Net Decrease in Net Assets Resulting from Operations	$(355,027)

See Notes to Financial Statements

Aspiration Flagship Fund

Statements of Changes in Net Assets
	March 31,		September 30,
For the fiscal year or period ended	2019	(a)	2018

Operations:
Net investment income	$148,717		$147,778
Net realized gain (loss) from investment transactions	(169,906)		18,980
Capital gain distributions from underlying funds	78,323		42,340
Net change in unrealized appreciation (depreciation) on
investments	(412,161)		289,506

Increase (Decrease) in Net Assets Resulting from Operations	(355,027)		498,604

Distributions to Shareholders	(194,003)		(126,409)

Decrease in Net Assets Resulting from Distributions	(194,003)		(126,409)

Beneficial Interest Transactions:
Shares Sold	2,074,853		9,301,430
Reinvested Dividends and Distributions	193,823		126,059
Shares Repurchased	(2,415,605)		(4,391,075)

Net Increase (Decrease) in Beneficial Interest Transactions	(146,929)		5,036,414

Net Increase (Decrease) in Net Assets	(695,959)		5,408,609

Net Assets:
Beginning of period	$15,460,409		$10,051,800
End of period	$14,764,450		$15,460,409

Share Information:
Shares Sold	205,402		902,724
Reinvested Dividends and Distributions	19,768		12,250
Shares Repurchased	(239,721)		(425,168)
Net Increase (Decrease) in Shares of Beneficial Interest	(14,551)		489,806

(a) Unaudited.

Aspiration Flagship Fund

Financial Highlights

For a share outstanding during	March 31,		September 30,
the periods or fiscal years ended	2019	(g)	2018	2017	2016	2015	(f)

Net Asset Value, Beginning of Period	$10.48		$10.21	$9.92	$9.75	$10.00

Income (Loss) from Investment Operations
Net investment income	0.10		0.11	0.07	0.11	0.16
Net realized and unrealized gain (loss) on	(0.34)		0.27	0.28	0.17	(0.27)
on investments

Total from Investment Operations	(0.24)		0.38	0.35	0.28	(0.11)

Less Distributions to Shareholders:
Net investment income	(0.11)		(0.11)	(0.06)	(0.11)	(0.14)
Capital gains	(0.02)		-	-	-	-

Total Distributions	(0.13)		(0.11)	(0.06)	(0.11)	(0.14)

Net Asset Value, End of Period	$10.11		$10.48	$10.21	$9.92	$9.75

Total Return (e)	(2.24)%	(b)	3.74%	3.55%	2.87%	(1.21)%	(b)

Net Assets, End of Period (in thousands)	$14,764		$15,460	$10,052	$5,389	$4,161

Ratios of:
Gross Expenses to Average Net Assets (c)	3.15%	(a)	3.24%	5.40%	7.06%	19.23%	(a)
Net Expenses to Average Net Assets (c)	0.50%	(a)	0.50%	0.50%	0.50%	0.50%	(a)
Net Investment Income to Average Net Assets (c)(d)	2.01%	(a)	1.09%	0.72%	1.01%	0.95%	(a)

Portfolio turnover rate	13.37%	(b)	7.33%	13.99%	25.49%	67.24%	(b)

(a) Annualized
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund. Assuming a maximum advisory fee of 2% is paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been (0.24)%, 1.74%, 1.55%, 0.87%, and (3.21)% for the periods ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016, and September 30, 2015,respectively.

(f)	For the fiscal period from October 14, 2014 (Date of Initial Public Investment) through September 30, 2015.
(g) Unaudited.

See Notes to Financial Statements

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2019

1.      Organization and Significant Accounting Policies

The Aspiration Flagship Fund (the “Fund”) is a series of the Aspiration Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on October 14, 2014. The investment objective of the Fund is to seek long-term capital appreciation by providing risk-adjusted returns.  The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, exchange-traded funds (“ETFs”), and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage, and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector, and business development companies (“BDCs”).
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2019, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The Fund’s investments in securities, including ETF’s, are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund invests in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2019

Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2019 for the Fund’s assets measured at fair value:

Aspiration Flagship Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$332,665	$332,665	$-	$-
Exchange-Traded Products*	5,747,267	5,747,267	-	-
Open-End Funds*	7,894,576	7,894,576	-	-
Limited Partnership*	515,000	515,000	-	-
Total Assets	$14,489,508	$14,489,508	$-	$-

(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended March 31, 2019. It is the Fund’s policy to record transfers at the end of the reporting period.
*Refer to Schedule of Investments for breakdown based on investment strategy.

Investment Valuation Sectors
Global Macro.  A global macro trading strategy involves investing in equity, fixed-income, foreign exchange, or commodity markets around the world. Macro Portfolio Managers focus on underlying macroeconomic fundamentals in developing their investment theses. Monetary policy shifts, fiscal policy shifts, gross domestic product growth, or inflation all may be considered in developing a market view. Portfolio Managers establish opportunistic long or short market positions to seek to benefit from anticipated market moves. Macro Portfolio Managers tend to make significant use of derivatives and leverage.

Long/Short Equity. Equity long/short strategies combine core long and short positions in stocks, stock indices, or derivatives related to the equity markets. Equity long/short Portfolio Managers attempt to generate long term capital appreciation by developing and actively managing equity portfolios that include both long and short positions by purchasing perceived undervalued securities and selling perceived overvalued securities to generate returns and to reduce a portion of general market risk. In generating non-market related returns, this investment approach emphasizes a Portfolio Manager’s discretionary approach based on fundamental research

Event Driven. Event-driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets.  A common event-driven strategy is merger arbitrage (also called risk arbitrage).  This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company.  The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction.  The positions may be reversed if the manager feels the acquisition may not close.  This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase.  Other examples of event-driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations.  Generally, investment funds within this strategy require a 60-day to 90-day notice period to redeem at the next available redemption date.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2019

Managed Futures.  Managed futures strategies refer to an investment where a portfolio of futures contracts is actively managed by the Portfolio Managers. Managed futures are considered an alternative investment and are often used by funds and institutional investors to provide both portfolio and market diversification.

Options Strategy.  Option strategies are the simultaneous, and often mixed buying or selling of one or more options that differ in one or more of the options' variables. Options strategies allow traders to profit from movements in the underlying assets based on market sentiment.

Unconstrained Bond.  Unconstrained bond strategies are an absolute return type approach that generally aim to reduce exposure to interest rates, among other risks, and give investors flexibility in their fixed income portfolio.  Unconstrained bond strategies allow managers to pursue returns across many asset classes and sectors.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing primarily in shares of registered investment companies, including open-end funds, ETFs, and closed-end funds that emphasize alternative strategies, such as funds that sell securities short; employ asset allocation, arbitrage and/or option-hedged strategies; or that invest in distressed securities, the natural resources sector and BDCs.  Underlying funds will be purchased and sold based upon criteria which include, but are not limited to, correlation with other portfolio holdings and major indices, risk-adjusted returns believed to help the Fund achieve its goals, portfolio diversification, manager diligence, expense ratios, and compliance with the Fund’s investment restrictions.  The principal risks of investing in the Fund include: correlation risk, cybersecurity risk, investment company risk, allocation risk, underlying fund concentration risk, leveraging risk, foreign investing and emerging markets risk, convertible securities risk, BDC risk, high yield risk, liquidity risk, market risk, short sale risk, commodities risk, ETFs risk, distressed companies risk, alternative asset class risk, long/short selling risk, arbitrage risk, derivatives risk, futures risk, natural resources risk, equity securities risk, bonds and other fixed income securities risk, and management risk.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and distributions received from investment funds are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees (“Trustees”).

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2019

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the “Advisor”) does not impose a set fee to manage individual shareholder accounts.  Instead, the shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of their net assets.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  Advisory fees will not be incurred by the Fund.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, dividends, litigation and indemnification expenses, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Advisor paid the initial organizational costs of the Fund that were incurred prior to commencement of operations, which amounted to $123,370. During the initial period ended September 30, 2015, the Advisor elected to bear $28,679 of those organizational costs and not make them subject to recoupment. As of March 31, 2019, no organizational costs are still subject to recoupment.

Reimbursements and waivers of expenses by the Advisor are subject to recoupment for a period not to exceed 3 years from the date on which the waiver or reimbursement was made by the Advisor, provided the annual expense ratio does not exceed 0.50%.  Please refer to the table below for a breakdown of the reimbursements and recoupment periods.

Fiscal Year/Period End	Reimbursement Amount	Recoupment Date Expiration
March 31, 2019	$198,677	March 31, 2022
September 30, 2018	$371,644	September 30, 2021
September 30, 2017	$365,065	September 30, 2020
September 30, 2016	$301,868*	September 30, 2019

*Reimbursements for the fiscal year ended September 30, 2016 consisted of the Advisor reimbursing the Fund $301,868, of which $10,840 related to offering costs expensed during the period ended September 30, 2016, and $291,028 related to other reimbursements.

Sub-Advisor
Emerald Separate Account Management, LLC (the “Sub-Advisor”) is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for sub-advisory services provided to the Fund, according to a formula.

Administrator
The Nottingham Company serves as the Fund’s Administrator (the “Administrator”).  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $11,908 of fees by the Administrator for the fiscal period ended March 31, 2019.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2019

Fund Accounting Services
The Nottingham Company serves as the Fund’s Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $14,054 of fees by The Nottingham Company for the fiscal period ended March 31, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $13,808 in compliance fees for the fiscal period ended March 31, 2019.

Custodian
UMB Bank, N.A. provides services as the Fund’s custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian’s fee arrangements with the Fund.  The Fund paid $20,465 in custody fees for the fiscal period ended March 31, 2019.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund paid $81,150 to the Transfer Agent for the fiscal period ended March 31, 2019.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  The Fund incurred $2,959 in distribution expenses for the fiscal period ended March 31, 2019. These fees are included in the Shareholder Fulfillment Fees on the Statement of Operations.

Officers and Trustees of the Trust
As of March 31, 2019, certain officers of the Trust were also officers of the Administrator.  Certain Trustees and an officer are also officers of the Advisor.

3.      Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2019, $18,483 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2019

4.     Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$1,969,856	$1,910,699

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2019.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years/period from September 30, 2016 through September 30, 2018 and as of and during the fiscal period ended March 31, 2019.  As of and during the fiscal period ended March 31, 2019, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended March 31, 2019, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2019	September 30, 2018
Ordinary Income	$ 164,944	$126,409
Realized Gains	29,059	-

At March 31, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$14,433,274

Gross Unrealized Appreciation	$262,973
Gross Unrealized Depreciation	(206,740)
Net Unrealized Appreciation	$56,233

6.      Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2019, there were no control persons of the Fund.

7.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

As of March 31, 2019

8.      New Accounting Pronouncements

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adopted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal period ended March 31, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended March 31, 2019.

9.      Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Aspiration Flagship Fund

Additional Information
(Unaudited)

As of March 31, 2019

1.      Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2019.

During the fiscal period ended March 31, 2019, the Fund paid $164,944 in ordinary income distributions, $2,552 in short-term capital gain distributions, and $26,509 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

As of March 31, 2019

Investor Class Shares	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 977.60	$4.94
	$1,000.00	$1,045.00	$5.11
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/365 (to reflect the six month period).

5.      Approval of Investment Advisory Agreement

The Advisor supervises the Fund's investments by overseeing the Sub-Advisor, who manages the Fund's daily activity, pursuant to an Investment Advisory Agreement. At a quarterly meeting of the Fund's Board of Trustees on December 11, 2018, the Trustees approved the continuation of the Investment Advisory Agreement for a one-year period. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Fund and Advisor; (iii) the costs of the services provided and fall-out benefits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the profitability of the Advisor; and (v) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its financial strength and capability, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; the Advisor's Form ADV; and a memorandum from the Trustees' legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision. The Trustees noted that the Fund does not pay an advisory fee to the Advisor. The Trustees also noted that only clients of the Advisor may invest in the Fund, and that such clients have the discretion to pay the Advisor a fee in an amount they deem to be fair and reasonable. The Trustees took into account the Expense Limitation Agreement pursuant to which the Advisor would to reimburse the Fund's operating expenses to the extent necessary to limit the Fund's total annual operating expenses to 0.50% of the Fund's average daily net assets through January 31, 2020. It was noted that the Expense Limitation Agreement also would permit the Advisor to recoup any expense reimbursements from the Fund for a period of three years following such reimbursement, provided such recoupment does not cause the Fund's total annual operating expenses to exceed 0.50% of the Fund's average daily net assets.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of Aspiration under the Investment Advisory Agreement. The Trustees reviewed the services being provided by Aspiration to the Funds including, without limitation, the quality of its investment advisory services since the Fund’s inception; its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of the Fund’s shares.  The Trustees also evaluated: the Advisor’s staffing, personnel, and methods of operation; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.

After reviewing the foregoing information and additional information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

Aspiration Flagship Fund

Additional Information
(Unaudited)

As of March 31, 2019

In considering the investment performance of the Fund and the Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Broadridge peer group averages).   The Trustees also considered the consistency of the Advisor’s management of the Fund with its respective investment objective, policies and limitations. After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services provided and the fall-out benefits realized by the Advisor and its affiliates from the relationship with the Fund, the Board consider the fees and expenses in connection with the Advisor’s management of the Fund, including any fall-out benefits derived by the Advisor and its affiliates resulting from its relationship with the Fund. In considering the costs of the services provided by the Advisor and the benefits derived by the Advisor and its affiliates, the Trustees noted that the management fee for the Fund is 0% of average daily net assets, with shareholders being made up entirely of clients of the Advisor, and that those clients pay the Advisor directly, rather than through the Fund via a management fee charged to the Fund.

The Trustees noted that the clients of the Advisor may choose to pay the Advisor between 0% and 2%. The Trustees reviewed the Advisor’s staffing, personnel, and methods of operation; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Funds and Aspiration by the principals of the Advisor; the asset levels of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements for the Advisor and discussed its financial stability. The Trustees discussed the Fund’s Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name and the ability for the Advisor to place small accounts into the Fund.

The Trustees then compared the fees and expenses of the Fund (including the management fees) to other funds comparable in terms of the type of funds, the nature of their investment strategy, and their style of investment management, among other factors.

Following  this  comparison  and  upon  further  consideration  and  discussion  of  the foregoing, the Board concluded that, due to the Advisor’s receipt of payment directly from its clients, the lack of fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.

In considering the profitability of the Advisor, the Board reviewed the Advisor’s profitability in connection with its management of the Fund over the past twelve months. The Board considered the quality of the Advisor’s service to the Fund, and after further discussion, concluded that the Advisor’s level of profitability was acceptable.

In considering the extent to which economies of scale are realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustees noted that the Fund does not have a traditional advisory fee. The Trustees noted that shareholders would benefit from their ability to individually allocate between 0.0% and 2.0% of the net asset value of their account per year as payment to the Advisor. The Trustees then reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was relatively small size and economies of scale were unlikely to be achievable in the near future. Following further discussion of the Fund’s asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

Aspiration Flagship Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4551 Glencoe Avenue
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

/s/ Andrei Cherny
June 4, 2019	Andrei Cherny President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrei Cherny
June 4, 2019	Andrei Cherny President and Principal Executive Officer

/s/ Ashley E. Harris
June 4, 2019	Ashley E. Harris Treasurer and Principal Financial Officer